Subsequent Events (Details)	1 Months Ended
	Mar. 24, 2020 USD ($)	Mar. 24, 2020 CNY (¥)	Feb. 18, 2020 USD ($)	Feb. 18, 2020 CNY (¥)	Jan. 31, 2020	Mar. 29, 2020 USD ($)	Mar. 29, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Events (Textual)
Accounts receivable								$ 11,293,625	$ 10,064,847
Subsequent Event [Member]
Subsequent Events (Textual)
Total consideration received			$ 1,146,000
Nominal interest rate			4.25%	4.25%
Repayment of loan amount			$ 2,773,160
Additional invested, Description					The Company and Caijin invested additional RMB 20,000,000 (approximately $2,873,000) and RMB30,000,000 (approximately $4,310,000) in Jincai, respectively. The equity interest of Jincai owned by the Company remained at 40% as disclosed in Note 9.
Subsequent Event [Member] | China CITIC Bank [Member]
Subsequent Events (Textual)
Total consideration received	$ 2,819,000
Nominal interest rate	5.00%	5.00%
Subsequent Event [Member] | Yantai Jinyu Eco-Technology Co., Ltd [Member]
Subsequent Events (Textual)
Accounts receivable						$ 2,797,951
Equity ownership percentage						40.00%	40.00%
Subsequent Event [Member] | CNY [Member]
Subsequent Events (Textual)
Total consideration received | ¥				¥ 8,000,000
Subsequent Event [Member] | CNY [Member] | China CITIC Bank [Member]
Subsequent Events (Textual)
Total consideration received | ¥		¥ 20,000,000
Subsequent Event [Member] | CNY [Member] | Yantai Jinyu Eco-Technology Co., Ltd [Member]
Subsequent Events (Textual)
Accounts receivable | ¥							¥ 20,000,000